UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Jed Bowen
  Title:  Chief Financial Officer of the Funds
  Phone:  (914) 250-1000


Signature, Place and Date of Signing:

      /s/ Jed Bowen                Irvington, NY            February 16, 2010
-------------------------      ---------------------      ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:   $1,672,363
                                          (in thousands)


List of Other Included Managers:

No.      Form 13F File Number      Name
---      --------------------      ------------------------------------
(1)        028-12044               Elm Ridge Partners, LLC
(2)        028-11797               Elm Ridge Offshore Master Fund, Ltd.
(3)        028-10075               Elm Ridge Capital Management, LLC


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COL 7         COLUMN 8
                                                          VALUE    SHS OR      SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MGRS      SOLE     SHARED NONE
----------------------------  --------------  ---------  --------  ----------  ---  ----  ----------  -----  ----------  ------ ----
ALCATEL-LUCENT                SPONSORED ADR   013904305   36,310   10,936,675   SH         Defined     1,2,3   10,936,675
ALCOA INC                     COM             013817101   46,645    2,893,600   SH         Defined     1,2,3    2,893,600
APPLIED MATLS INC             COM             038222105   52,124    3,739,200   SH         Defined     1,2,3    3,739,200
ASSURED GUARANTY LTD          COM             G0585R106   42,909    1,971,900   SH         Defined     1,2,3    1,971,900
BRUNSWICK CORP                COM             117043109   20,186    1,588,200   SH         Defined     1,2,3    1,588,200
BUCYRUS INTL INC NEW          COM             118759109    9,019      160,000   SH  Put    Defined     1,2,3      160,000
CAPITAL ONE FINL CORP         COM             14040H105   39,545    1,031,427   SH         Defined     1,2,3    1,031,427
CENVEO INC                    COM             15670S105   41,364    4,727,317   SH         Defined     1,2,3    4,727,317
CHIPOTLE MEXICAN GRILL INC    CL A            169656105    8,816      100,000   SH         Defined     1,2,3      100,000
CLIFFS NATURAL RESOURCES INC  COM             18683K101   13,827      300,000   SH  Call   Defined     1,2,3      300,000
CLIFFS NATURAL RESOURCES INC  COM             18683K101   62,222    1,350,000   SH  Put    Defined     1,2,3    1,350,000
DANA HOLDING CORP             COM             235825205   25,827    2,382,580   SH         Defined     1,2,3    2,382,580
DIGITAL RLTY TR INC           COM             253868103   10,056      200,000   SH  Call   Defined     1,2,3      200,000
DIGITAL RLTY TR INC           COM             253868103   10,056      200,000   SH  Put    Defined     1,2,3      200,000
DOMTAR CORP                   COM NEW         257559203   26,271      474,113   SH         Defined     1,2,3      474,113
DONNELLEY R R & SONS CO       COM             257867101   83,133    3,732,969   SH         Defined     1,2,3    3,732,969
DYNCORP INTL INC              CL A            26817C101   34,567    2,408,826   SH         Defined     1,2,3    2,408,826
EQUINIX INC                   COM NEW         29444U502   21,230      200,000   SH  Call   Defined     1,2,3      200,000
FIDELITY NATIONAL FINANCIAL   CL A            31620R105   24,291    1,804,700   SH         Defined     1,2,3    1,804,700
FIFTH THIRD BANCORP           COM             316773100   30,664    3,144,980   SH         Defined     1,2,3    3,144,980
FLEXTRONICS INTL LTD          ORD             Y2573F102   22,027    3,013,300   SH         Defined     1,2,3    3,013,300
INTL PAPER CO                 COM             460146103   45,711    1,706,900   SH         Defined     1,2,3    1,706,900
INTREPID POTASH INC           COM             46121Y102    8,751      300,000   SH  Call   Defined     1,2,3      300,000
INTREPID POTASH INC           COM             46121Y102    8,751      300,000   SH  Put    Defined     1,2,3      300,000
ISHARES TR                    DJ REGIONAL BK  464288778   20,820    1,000,000   SH  Put    Defined     1,2,3    1,000,000
JOY GLOBAL INC                COM             481165108   12,893      250,000   SH  Call   Defined     1,2,3      250,000
KAPSTONE PAPER & PACKAGING C  COM             48562P103   44,529    4,529,859   SH         Defined     1,2,3    4,529,859
LAM RESEARCH CORP             COM             512807108   35,605      908,071   SH         Defined     1,2,3      908,071
LIZ CLAIBORNE INC             COM             539320101   21,611    3,838,476   SH         Defined     1,2,3    3,838,476
LOCKHEED MARTIN CORP          COM             539830109   38,180      506,700   SH         Defined     1,2,3      506,700
MAGNA INTL INC                CL A            559222401   41,804      826,500   SH         Defined     1,2,3      826,500
MARSHALL & ILSLEY CORP NEW    COM             571837103   42,468    7,792,298   SH         Defined     1,2,3    7,792,298
MBIA INC                      COM             55262C100   41,015   10,305,388   SH         Defined     1,2,3   10,305,388
MERCK & CO INC NEW            COM             58933Y105   44,988    1,231,200   SH         Defined     1,2,3    1,231,200
NORTHROP GRUMMAN CORP         COM             666807102   44,868      803,359   SH         Defined     1,2,3      803,359
PACKAGING CORP AMER           COM             695156109   36,639    1,592,300   SH         Defined     1,2,3    1,592,300
PFIZER INC                    COM             717081103   30,908    1,699,200   SH         Defined     1,2,3    1,699,200
PHH CORP                      COM NEW         693320202   35,184    2,183,968   SH         Defined     1,2,3    2,183,968
PNM RES INC                   COM             69349H107   31,229    2,468,700   SH         Defined     1,2,3    2,468,700
PRECISION DRILLING TR         TR UNIT         740215108   13,431    1,852,600   SH         Defined     1,2,3    1,852,600
REGIONS FINANCIAL CORP NEW    COM             7591EP100   53,667   10,144,920   SH         Defined     1,2,3   10,144,920
SANMINA SCI CORP              COM NEW         800907206   36,572    3,315,692   SH         Defined     1,2,3    3,315,694
SMITHFIELD FOODS INC          COM             832248108    9,714      639,492   SH         Defined     1,2,3      639,492
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A        848574109   27,492    1,384,266   SH         Defined     1,2,3    1,384,266
SUPERIOR ENERGY SVCS INC      COM             868157108   30,454    1,253,774   SH         Defined     1,2,3    1,253,774
SUPERVALU INC                 COM             868536103   49,113    3,864,100   SH         Defined     1,2,3    3,864,100
TAUBMAN CTRS INC              COM             876664103    8,618      240,000   SH  Call   Defined     1,2,3      240,000
TEMPLE INLAND INC             COM             879868107   11,382      539,169   SH         Defined     1,2,3      539,169
TRANSATLANTIC HLDGS INC       COM             893521104   38,280      734,600   SH         Defined     1,2,3      734,600
UNITED CMNTY BKS BLAIRSVLE G  CAP STK         90984P105   16,678    4,919,800   SH         Defined     1,2,3    4,919,800
VALERO ENERGY CORP NEW        COM             91913Y100   28,157    1,681,000   SH         Defined     1,2,3    1,681,000
VULCAN MATLS CO               COM             929160109    6,378      121,100   SH         Defined     1,2,3      121,100
WALTER ENERGY INC             COM             93317Q105   30,124      400,000   SH  Put    Defined     1,2,3      400,000
WHIRLPOOL CORP                COM             963320106   20,092      249,100   SH         Defined     1,2,3      249,100
WYNN RESORTS LTD              COM             983134107    5,821      100,000   SH  Put    Defined     1,2,3      100,000
ZIONS BANCORPORATION          COM             989701107   39,348    3,066,900   SH         Defined     1,2,3    3,066,900






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